UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

November 30, 2007
 unaudited

Bonds & notes — 94.53%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS — 49.23%
Federal agency mortgage-backed obligations[1]— 37.00%
Fannie Mae 7.00% 2009	$10	$11
Fannie Mae 7.00% 2009	6	6
Fannie Mae 9.00% 2009	7	7
Fannie Mae 7.00% 2010	130	130
Fannie Mae 8.50% 2010	7	7
Fannie Mae 7.00% 2011	17	17
Fannie Mae 9.50% 2011	13	13
Fannie Mae 8.50% 2013	2	2
Fannie Mae 8.50% 2014	—	—
Fannie Mae 7.00% 2017	169	178
Fannie Mae 10.50% 2018	1,437	1,689
Fannie Mae 12.00% 2019	520	601
Fannie Mae 5.00% 2020	8,555	8,588
Fannie Mae 6.00% 2021	561	574
Fannie Mae 6.00% 2021	434	444
Fannie Mae 6.00% 2021	398	407
Fannie Mae 9.50% 2022	46	52
Fannie Mae 6.00% 2024	38,214	38,935
Fannie Mae 11.029% 2025[2]	3,718	4,360
Fannie Mae 6.00% 2026	2,546	2,594
Fannie Mae 9.50% 2026	282	326
Fannie Mae 6.00% 2027	21,296	21,698
Fannie Mae 8.50% 2027	20	21
Fannie Mae 7.50% 2029	343	375
Fannie Mae 7.50% 2030	43	47
Fannie Mae 7.50% 2030	27	29
Fannie Mae 7.50% 2031	238	261
Fannie Mae 7.50% 2031	84	92
Fannie Mae 7.50% 2031	86	91
Fannie Mae 7.50% 2031	45	48
Fannie Mae 8.00% 2031	3,035	3,317
Fannie Mae 4.357% 2033[2]	3,226	3,211
Fannie Mae 5.50% 2033	14,729	14,819
Fannie Mae 4.48% 2035[2]	4,277	4,263
Fannie Mae 4.50% 2035	32,377	30,941
Fannie Mae 4.50% 2035	5,707	5,455
Fannie Mae 4.50% 2035	3,397	3,246
Fannie Mae 4.50% 2035[2]	2,439	2,431
Fannie Mae 4.50% 2035	1,654	1,581
Fannie Mae 4.557% 2035[2]	3,617	3,605
Fannie Mae 5.50% 2035	9,960	9,999
Fannie Mae 5.50% 2035	5,355	5,383
Fannie Mae 6.50% 2035	51,051	52,828
Fannie Mae 4.50% 2036	2,077	1,987
Fannie Mae 5.428% 2036[2]	7,392	7,459
Fannie Mae 5.50% 2036	11,349	11,375
Fannie Mae 5.50% 2036	356	357
Fannie Mae 5.542% 2036[2]	8,584	8,674
Fannie Mae 6.00% 2036	5,410	5,500
Fannie Mae 6.00% 2036	777	790
Fannie Mae 6.00% 2036	375	382
Fannie Mae 6.50% 2036	34,238	35,472
Fannie Mae 5.50% 2037	6,835	6,762
Fannie Mae 5.50% 2037	4,685	4,634
Fannie Mae 5.50% 2037	3,052	3,023
Fannie Mae 5.868% 2037[2]	5,317	5,418
Fannie Mae 6.00% 2037	9,953	10,118
Fannie Mae 6.00% 2037	5,578	5,671
Fannie Mae 6.00% 2037[3]	2,997	3,017
Fannie Mae 6.00% 2037	1,708	1,737
Fannie Mae 6.075% 2037[2]	3,873	3,950
Fannie Mae 6.185% 2037[2]	1,991	2,034
Fannie Mae 6.356% 2037[2]	14,172	14,516
Fannie Mae 6.50% 2037	15,923	16,253
Fannie Mae 6.50% 2037	11,102	11,333
Fannie Mae 6.50% 2037	9,716	9,918
Fannie Mae 6.50% 2037	6,902	7,112
Fannie Mae 6.50% 2037	6,657	6,799
Fannie Mae 6.50% 2037[3]	6,250	6,422
Fannie Mae 6.50% 2037	2,928	3,015
Fannie Mae 7.00% 2037	15,134	15,568
Fannie Mae 7.00% 2037	12,248	12,599
Fannie Mae 7.00% 2037	9,042	9,301
Fannie Mae 7.00% 2037	5,828	6,054
Fannie Mae 7.00% 2037	4,029	4,185
Fannie Mae 7.00% 2037	2,747	2,825
Fannie Mae 7.00% 2037[3]	2,524	2,592
Fannie Mae 7.00% 2037	1,732	1,781
Fannie Mae 7.00% 2037	1,498	1,541
Fannie Mae 7.00% 2037	810	833
Fannie Mae 7.50% 2037	2,425	2,520
Fannie Mae 7.50% 2037	1,335	1,388
Fannie Mae 6.459% 2047[2]	12,462	12,660
Fannie Mae 6.519% 2047[2]	5,639	5,699
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	28,122
Fannie Mae, Series 35, Class 2, 12.00% 2018	21	24
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	6,224	6,110
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	233	250
Fannie Mae, Series 2001-4, Class NA, 11.898% 2025[2]	3,157	3,536
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	792	839
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	2,954	3,151
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,405	1,451
Fannie Mae, Series 2001-20, Class E, 9.619% 2031[2]	96	106
Fannie Mae, Series 2001-20, Class C, 11.924% 2031[2]	398	449
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	11,362	11,098
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,750	19,019
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	6,889	5,413
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	5,392	3,962
Fannie Mae, Series 2006-65, Class PF, 5.063% 2036[2]	7,584	7,546
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,254	1,293
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,727	7,778
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	4,867	4,908
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	34,771	35,738
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,047	1,131
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	771	816
Freddie Mac 7.00% 2008	6	6
Freddie Mac 8.75% 2008	1	1
Freddie Mac 8.50% 2009	12	12
Freddie Mac 8.00% 2012	12	13
Freddie Mac 6.00% 2014	194	201
Freddie Mac 6.00% 2017	658	674
Freddie Mac 8.00% 2017	209	224
Freddie Mac 8.50% 2018	1	1
Freddie Mac 8.50% 2020	178	195
Freddie Mac 8.50% 2021	59	65
Freddie Mac 10.00% 2025	1,364	1,585
Freddie Mac 6.00% 2026	14,598	14,880
Freddie Mac 6.00% 2027	27,492	28,023
Freddie Mac 4.645% 2035[2]	10,556	10,508
Freddie Mac 6.00% 2036	28,315	28,745
Freddie Mac 5.50% 2037	13,769	13,780
Freddie Mac 5.50% 2037	10,138	10,146
Freddie Mac 5.50% 2037	9,897	9,904
Freddie Mac 5.50% 2037	9,847	9,854
Freddie Mac 5.50% 2037	9,451	9,458
Freddie Mac 5.50% 2037	5,000	5,004
Freddie Mac 5.50% 2037	2,147	2,149
Freddie Mac 6.00% 2037	40,500	41,101
Freddie Mac 6.00% 2037	16,882	17,139
Freddie Mac 6.00% 2037	15,783	16,023
Freddie Mac 6.00% 2037	9,969	10,127
Freddie Mac 6.00% 2037	5,930	6,021
Freddie Mac 6.00% 2037	5,733	5,823
Freddie Mac 6.00% 2037	3,074	3,120
Freddie Mac 6.00% 2037	496	504
Freddie Mac 6.002% 2037[2]	3,196	3,243
Freddie Mac 6.057% 2037[2]	2,861	2,908
Freddie Mac 6.302% 2037[2]	5,000	5,048
Freddie Mac 6.367% 2037[2]	4,138	4,224
Freddie Mac 6.438% 2037[2]	4,941	5,034
Freddie Mac 6.50% 2037	5,000	5,101
Freddie Mac 6.50% 2037	2,744	2,799
Freddie Mac, Series 2356, Class GD, 6.00% 2016	5,849	5,985
Freddie Mac, Series 2289, Class NA, 11.956% 2020[2]	1,814	2,025
Freddie Mac, Series 178, Class Z, 9.25% 2021	61	61
Freddie Mac, Series 2289, Class NB, 11.468% 2022[2]	373	422
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,614	1,488
Freddie Mac, Series 1567, Class A, 4.382% 2023[2]	64	61
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,010	2,084
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,856	3,947
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	651	689
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,683	4,748
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	10,082	7,759
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	5,296	4,110
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,733	3,548
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,068	2,397
Freddie Mac, Series 3156, Class PF, 4.902% 2036[2]	11,973	11,900
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,423	5,495
Freddie Mac, Series 3233, Class PA, 6.00% 2036	7,299	7,515
Freddie Mac, Series 3272, Class PA, 6.00% 2037	9,604	9,882
Government National Mortgage Assn. 7.50% 2009	15	16
Government National Mortgage Assn. 7.50% 2009	9	9
Government National Mortgage Assn. 9.00% 2009	50	50
Government National Mortgage Assn. 9.50% 2009	15	15
Government National Mortgage Assn. 7.50% 2011	48	50
Government National Mortgage Assn. 7.50% 2011	7	7
Government National Mortgage Assn. 5.50% 2013	39	40
Government National Mortgage Assn. 6.00% 2013	411	422
Government National Mortgage Assn. 6.00% 2014	283	290
Government National Mortgage Assn. 6.00% 2014	178	183
Government National Mortgage Assn. 6.00% 2014	89	92
Government National Mortgage Assn. 6.50% 2014	169	174
Government National Mortgage Assn. 6.50% 2014	161	167
Government National Mortgage Assn. 6.50% 2014	146	151
Government National Mortgage Assn. 6.50% 2014	121	125
Government National Mortgage Assn. 6.50% 2014	109	113
Government National Mortgage Assn. 6.50% 2014	106	109
Government National Mortgage Assn. 6.50% 2014	94	97
Government National Mortgage Assn. 6.50% 2014	82	85
Government National Mortgage Assn. 6.50% 2014	81	83
Government National Mortgage Assn. 6.50% 2014	78	81
Government National Mortgage Assn. 6.50% 2014	13	13
Government National Mortgage Assn. 6.50% 2014	12	13
Government National Mortgage Assn. 5.50% 2016	585	592
Government National Mortgage Assn. 5.50% 2016	430	435
Government National Mortgage Assn. 5.50% 2016	400	405
Government National Mortgage Assn. 5.50% 2016	399	404
Government National Mortgage Assn. 5.50% 2016	357	361
Government National Mortgage Assn. 5.50% 2016	334	339
Government National Mortgage Assn. 5.50% 2016	321	325
Government National Mortgage Assn. 5.50% 2016	300	303
Government National Mortgage Assn. 5.50% 2016	241	244
Government National Mortgage Assn. 5.50% 2016	201	203
Government National Mortgage Assn. 5.50% 2016	180	183
Government National Mortgage Assn. 5.50% 2016	172	174
Government National Mortgage Assn. 5.50% 2016	137	139
Government National Mortgage Assn. 5.50% 2016	114	116
Government National Mortgage Assn. 5.50% 2016	75	76
Government National Mortgage Assn. 6.00% 2016	823	842
Government National Mortgage Assn. 6.50% 2016	425	438
Government National Mortgage Assn. 6.50% 2016	384	396
Government National Mortgage Assn. 9.00% 2016	56	62
Government National Mortgage Assn. 5.50% 2017	3,839	3,887
Government National Mortgage Assn. 5.50% 2017	2,991	3,028
Government National Mortgage Assn. 10.00% 2019	984	1,142
Government National Mortgage Assn. 8.50% 2021	56	62
Government National Mortgage Assn. 8.50% 2021	12	14
Government National Mortgage Assn. 10.00% 2021	350	411
Government National Mortgage Assn. 8.50% 2022	19	21
Government National Mortgage Assn. 8.50% 2022	18	20
Government National Mortgage Assn. 8.50% 2022	6	7
Government National Mortgage Assn. 6.00% 2035	30	30
Government National Mortgage Assn. 5.50% 2036	5,056	5,104
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	13,835
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	9,832
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,966
		1,042,236

Collateralized mortgage-backed obligations (privately originated)[1]— 7.54%
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	8,800	8,614
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	1,817	1,779
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.347% 2037[2]	3,093	3,074
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 1-A1, 5.556% 2037[2]	9,818	9,747
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.822% 2037[2]	2,832	2,820
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.888% 2037[2]	10,447	10,446
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	3,250	3,174
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	16,947	17,131
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.913% 2037[2]	1,925	1,925
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.997% 2037[2,3]	9,851	9,924
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.999% 2037[2,3]	4,689	4,711
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	8,194	7,960
Chase Mortgage Finance Trust, Series 2004-S1, Class A-1, 5.00% 2019	8,706	8,522
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	3,410	3,334
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A-1, 5.50% 2037[3]	2,012	2,033
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.877% 2047[2]	5,579	5,425
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.972% 2047[2]	4,624	4,534
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	10,920	10,689
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.12% 2047[2,3]	1,972	1,984
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[2,3]	12,874	12,632
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-4, 4.75% 2018	4,393	4,267
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-5, 5.00% 2018	8,471	8,291
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	9,815	9,510
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	2,386	2,372
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037	9,739	9,822
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	7,912	7,686
Cendant Mortgage Capital LLC, Series 2003-4, Class II-A-1, 5.00% 2033	5,621	5,475
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	5,297	5,185
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.146% 2036[2]	4,986	4,918
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	4,865	4,733
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	4,555	4,604
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	4,711	4,542
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	2,975	3,015
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	2,802	2,702
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	1,919	1,959
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,542	1,487
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	1,001	992
Paine Webber CMO, Series O, Class 5, 9.50% 2019	217	240
		212,258

MORTGAGE-BACKED OBLIGATIONS — Commercial mortgage-backed securities[1]— 4.69%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,918
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	2,000	1,963
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	3,000	2,987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,862
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,909
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	5,000	4,824
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	3,000	2,989
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.066% 2045[2]	2,000	2,053
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,500	5,437
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,345
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	2,700	2,639
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	5,000	4,881
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	3,014
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	8,000	7,765
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[2]	6,750	6,699
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[2]	5,000	5,037
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	1,335	1,308
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	2,143
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	3,000	3,119
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,000	4,970
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[2]	4,800	4,896
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,4]	10,750	10,505
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	273	273
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2]	11,000	10,001
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 2042[2]	5,000	5,033
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-4, 5.944% 2042[2]	2,455	2,499
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,500	5,489
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.902% 2045[2]	3,000	3,040
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	3,000	3,014
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[2]	3,000	2,984
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	3,000	2,835
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	2,000	1,913
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	840	824
		132,168

Total mortgage-backed obligations		1,386,662

U.S. TREASURY BONDS & NOTES — 31.07%
U.S. Treasury 4.75% 2008	19,425	19,689
U.S. Treasury 5.625% 2008	1,630	1,647
U.S. Treasury 3.625% 2009	9,855	9,937
U.S. Treasury 3.875% 2009[3,5,6]	8,425	11,076
U.S. Treasury 4.00% 2010[6]	43,500	44,424
U.S. Treasury 5.75% 2010	11,435	12,223
U.S. Treasury 6.50% 2010	8,000	8,579
U.S. Treasury 2.375% 2011[3,5]	8,475	9,289
U.S. Treasury 4.50% 2011	25,500	26,636
U.S. Treasury 4.50% 2011	5,150	5,370
U.S. Treasury 4.625% 2011	79,480	83,503
U.S. Treasury 3.00% 2012[3,5]	25,750	32,376
U.S. Treasury 3.875% 2012	700	715
U.S. Treasury 4.25% 2012	21,665	22,455
U.S. Treasury 4.625% 2012	32,000	33,597
U.S. Treasury 4.25% 2013	90,427	93,903
U.S. Treasury 2.00% 2014[3,5]	4,700	5,492
U.S. Treasury 4.00% 2014	12,910	13,203
U.S. Treasury 4.25% 2014	10,000	10,339
U.S. Treasury 4.25% 2014	6,300	6,502
U.S. Treasury 1.875% 2015[3,5]	9,700	10,666
U.S. Treasury 11.25% 2015	31,635	46,358
U.S. Treasury 5.125% 2016	77,500	84,105
U.S. Treasury 2.375% 2017[3,5]	10,025	11,028
U.S. Treasury 4.625% 2017	8,300	8,716
U.S. Treasury 8.875% 2017	10,000	13,841
U.S. Treasury 8.125% 2019	22,350	30,354
U.S. Treasury 8.50% 2020	31,250	43,823
U.S. Treasury 7.875% 2021[6]	15,250	20,671
U.S. Treasury 8.00% 2021	600	828
U.S. Treasury 6.25% 2023	20,745	25,062
U.S. Treasury 7.125% 2023	20,000	26,056
U.S. Treasury 2.375% 2025[3,5]	3,725	4,390
U.S. Treasury 6.25% 2030	6,000	7,554
U.S. Treasury 5.375% 2031	4,500	5,117
U.S. Treasury 3.375% 2032[3,5]	5,060	7,753
U.S. Treasury 4.50% 2036	51,725	52,477
U.S. Treasury 5.00% 2037	14,635	16,076
U.S. Treasury Principal Strip 0% 2014	2,500	1,952
U.S. Treasury Principal Strip 0% 2014	1,250	1,000
U.S. Treasury Principal Strip 0% 2014	1,250	987
U.S. Treasury Principal Strip 0% 2019	2,000	1,231
U.S. Treasury Principal Strip 0% 2037	15,250	4,230
		875,230

FEDERAL AGENCY BONDS & NOTES — 9.18%
Freddie Mac 6.625% 2009	15,865	16,649
Freddie Mac 5.25% 2011	67,900	70,927
Freddie Mac 4.50% 2014	7,000	7,087
Freddie Mac 5.25% 2016	12,000	12,565
Freddie Mac 5.50% 2017	9,000	9,609
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	6,750	6,927
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,619
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	12,785	13,419
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	10,225	10,511
Fannie Mae 6.00% 2011	12,550	13,400
Fannie Mae 6.125% 2012	13,750	14,875
Fannie Mae 4.125% 2014	5,000	4,962
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	11,884	12,015
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	2,632	2,713
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,339	1,394
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	4,551	4,809
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	8,612	8,735
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,104
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,631
Federal Home Loan Bank 4.01% 2008[2]	10,405	10,407
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[1]	5,236	5,230
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,301	2,403
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	1,433	1,507
		258,498

ASSET-BACKED OBLIGATIONS[1] — 5.05%
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	6,000	6,049
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,500	2,518
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 4.758% 2014[2]	10,000	9,786
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,812	2,839
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[4]	5,000	4,846
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[4]	2,000	1,992
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	5,500	5,582
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	10,000	10,080
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	10,000	10,059
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	10,000	9,817
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 4.682% 2013[2,4]	5,500	5,434
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 4.702% 2015[2,4]	2,000	1,957
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[4]	1,924	1,919
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,4]	5,083	5,093
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[2,4]	6,578	6,397
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	5,500	5,594
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	5,450	5,557
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2]	4,000	3,200
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	2,301	2,294
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	5,500	5,430
CWABS Asset-backed Trust, Series 2007-9, Class 2-A-3, 4.969% 2047[2]	5,965	5,156
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,990	5,011
Capital One Auto Finance Trust, Series 2007-A, Class A-3-A, AMBAC insured, 5.25% 2011	5,000	5,002
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,600	4,694
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[2]	4,000	3,651
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	3,000	3,026
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,000	2,997
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	2,000	2,005
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	2,000	1,999
Argent Securities Trust, Series 2006-W3, Class A-2C, 4.969% 2036[2]	2,000	1,695
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	395	404
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	200	208
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	69	69
		142,360

Total bonds & notes (cost: $2,617,781,000)		2,662,750

Short-term securities — 6.75%

Federal Home Loan Bank 3.80%–4.33% due 12/3–12/26/2007	166,500	166,270
Federal Home Loan Bank 4.29% due 1/16/2008[6]	23,900	23,784

Total short-term securities (cost: $190,036,000)		190,054

Total investment securities (cost: $2,807,817,000)		2,852,804
Other assets less liabilities		(35,887)

Net assets		$2,816,917

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $149,852,000.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $93,282,000, which represented 3.31% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$51,380
Gross unrealized depreciation on investment securities	(6,659)
Net unrealized appreciation on investment securities	44,721
Cost of investment securities for federal income tax purposes	2,808,083

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-922-0108O-S10902

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2008